Cash Flows Off-Balance Sheet Securitization (Detail) (Off Balance Sheet Securitization Transactions, USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2010
Off Balance Sheet Securitization Transactions
Accounts Receivable Securitization [Line Items]
Proceeds from sales of finance receivables	$ 3,509
Servicing fees	6
Cash from net excess spread	32
Investment Income
Net cash from securitization transactions	$ 3,547